Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Restricted Stock Awards
The following table summarizes the Company's RSA activity during the years ended December 31, 2023, 2022 and 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value
Balance December 31, 2020	57,448	$11.75
Granted	44,708	$29.30
Forfeited	(8,532)	$29.30
Vested	(57,448)	$11.75
Balance December 31, 2021	36,176	$29.30
Granted	35,244	$37.17
Vested	(36,176)	$29.30
Balance December 31, 2022	35,244	$37.17
Granted	28,946	$44.44
Vested	(35,244)	$37.17
Balance December 31, 2023	28,946	$44.44
Compensation expense for RSAs recognized in SG&A expense in the consolidated statements of operations was $1.3 million, $1.2 million, and $0.8 million for the years ended December 31, 2023, 2022, and 2021, respectively. At December 31, 2023, unrecognized compensation cost related to RSAs totaled $0.6 million and was expected to be recognized over the remaining weighted average vesting period of 0.4 years. The total fair value of RSA's vested in 2023, 2022, and 2021 was $1.6 million, $1.3 million, and $1.6 million, respectively.
Time-Based RSUs
The following table summarizes the Company's Time-Based RSU activity during the years ended December 31, 2023, 2022 and 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value
Balance December 31, 2020	1,325,862	$13.46
Granted	415,737	$27.25
Forfeited	(72,505)	$17.80
Vested	(671,643)	$13.99
Balance December 31, 2021	997,451	$18.54
Granted	377,804	$35.40
Forfeited	(106,570)	$31.35
Vested	(478,906)	$16.42
Balance December 31, 2022	789,779	$26.16
Granted	213,388	$50.74
Forfeited	(61,848)	$36.75
Vested	(322,483)	$21.38
Balance December 31, 2023	618,836	$36.07
Compensation expense for Time-Based RSUs recognized in SG&A expense in the consolidated statements of operations was $8.1 million, $8.2 million, and $9.0 million for the years ended December 31, 2023, 2022, and 2021, respectively. At December 31, 2023, unrecognized compensation cost related to Time-Based RSUs totaled $14.2 million and was expected to be recognized over the remaining weighted average vesting period of 2.0 years. The total fair value of Time-Based RSU's vested in 2023, 2022, and 2021 was $16.2 million, $18.0 million, and $18.5 million, respectively.
Included in restructuring costs for the year ended December 31, 2021 was expense of approximately $5.9 million recognized as a result of the modification of certain RSUs with the Transition, Separation and Release Agreement entered into on February 25, 2021, with the Company's former President and Chief Operating Officer.
Performance-Based RSUs
The following table summarizes the Company's Performance-Based RSU award activity during the years ended December 31, 2023 and 2022 and 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value
Balance December 31, 2020	593,388	$14.88
Granted	977,645	$33.21
Forfeited	(23,753)	$27.92
Vested	(10,886)	$14.70
Balance December 31, 2021	1,536,394	$26.34
Granted	745,079	$42.34
Forfeited	(74,071)	$41.66
Vested	(313,152)	$16.45
Balance December 31, 2022	1,894,250	$33.67
Granted	376,826	$69.52
Forfeited	(37,451)	$47.52
Vested	(293,934)	$16.34
Balance December 31, 2023	1,939,691	$42.95
Compensation expense for Performance-Based RSUs recognized in SG&A expense in the consolidated statements of operations was $24.9 million, $20.2 million and $8.3 million for the years ended December 31, 2023, 2022, and 2021, respectively. At December 31, 2023, unrecognized compensation cost related to Performance-Based RSUs totaled $35.2 million and was expected to be recognized over the remaining vesting period of 1.5 years. The total fair value of Performance-
Based RSU's vested in 2023, 2022, and 2021 was $15.0 million, $11.9 million and $0.3 million, respectively. Refer to Note 1 for the details of conditions required for the performance-based RSUs to vest.
Included in restructuring costs for the year ended December 31, 2021, was expense of approximately $1.3 million recognized as a result of the modification of certain Performance-Based RSUs with the Transition, Separation and Release Agreement entered into on February 25, 2021, with the Company's former President and Chief Operating Officer.
Stock Options
The following table summarizes the Company's stock option activity during the years ended December 31, 2023, 2022 and 2021:

	WillScot Options	Weighted-Average Exercise Price per Share	Converted Mobile Mini Options	Weighted-Average Exercise Price per Share
Balance December 31, 2020	534,188	$13.60	2,031,455	$14.78
Forfeited	—	$—	(6,240)	$12.19
Exercised	—	$—	(497,572)	$15.21
Balance at December 31, 2021	534,188	$13.60	1,527,643	$14.66
Exercised	—	$—	(663,367)	$16.93
Balance at December 31, 2022	534,188	$13.60	864,276	$12.91
Exercised	—	$—	(35,030)	$14.21
Balance at December 31, 2023	534,188	$13.60	829,246	$12.86

Fully vested and exercisable options, December 31, 2023	534,188	$13.60	829,246	$12.86
Under our stock option plans, the Company may issue shares on a net basis at the request of the option holder. This occurs by netting the option costs in shares from the shares exercised. No options were granted in the years ended December 31, 2023, 2022, and 2021.
At December 31, 2023, the intrinsic value of both stock options outstanding and stock options fully vested and currently exercisable was $42.7 million. At December 31, 2023, the weighted-average remaining contractual term of options outstanding was 4.2 years for WillScot options and 3.1 years for converted Mobile Mini options. The total pre-tax intrinsic value of stock options exercised during the years ended December 31, 2023, 2022, and 2021 was $1.1 million, $16.0 million and $6.2 million, respectively.
Compensation expense for stock option awards, recognized in SG&A expense in the consolidated statements of operations was $0.2 million and $0.7 million for the years ended December 31, 2022 and 2021, respectively. At December 31, 2023, all compensation cost related to stock option awards had been recognized.